SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenue	$ 23,256	$ 18,286	$ 45,138	$ 34,696
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	5,441	4,294	11,015	9,023
Canada
Disclosure of geographical areas [line items]
Revenue	2,903	1,793	5,433	3,289
United Kingdom
Disclosure of geographical areas [line items]
Revenue	6,877	5,385	12,862	9,532
Brazil
Disclosure of geographical areas [line items]
Revenue	1,341	934	2,553	1,699
Other Europe
Disclosure of geographical areas [line items]
Revenue	2,740	2,162	5,521	3,902
Australia
Disclosure of geographical areas [line items]
Revenue	1,538	1,547	2,999	2,922
INDIA
Disclosure of geographical areas [line items]
Revenue	697	615	1,375	1,202
Colombia
Disclosure of geographical areas [line items]
Revenue	527	467	1,064	928
Other Asia
Disclosure of geographical areas [line items]
Revenue	689	626	1,411	1,307
Other
Disclosure of geographical areas [line items]
Revenue	$ 503	$ 463	$ 905	$ 892